Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019	$ 6	$ 5,440		$ 8,977		$ 14,423
Balance, shares at Dec. 31, 2019	24,800
Net income for the year				1,319		1,319
Balance at Dec. 31, 2020	$ 6	5,440		10,296		15,742
Balance, shares at Dec. 31, 2020	24,800
Net income for the year				1,801		1,801
Dividends declared to the former shareholders				(11,840)		(11,840)
Foreign currency translation adjustment			(345)			(345)
Balance at Dec. 31, 2021	$ 6	5,440	(345)	257		5,358
Balance, shares at Dec. 31, 2021	24,800
Net income for the year				978	50	1,028
Foreign currency translation adjustment			(74)			(74)
Balance at Dec. 31, 2022	$ 6	$ 5,440	$ (419)	$ 1,235	$ 50	$ 6,312
Balance, shares at Dec. 31, 2022	24,800